UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21718

                        OPPENHEIMER DIVIDEND GROWTH FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                         Date of fiscal year end: APRIL

                    Date of reporting period: APRIL 30, 2006



ITEM 1.  REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Diversified Financial Services                                             11.1%
--------------------------------------------------------------------------------
Oil & Gas                                                                   9.5
--------------------------------------------------------------------------------
Commercial Banks                                                            7.5
--------------------------------------------------------------------------------
Pharmaceuticals                                                             7.0
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      6.0
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    5.1
--------------------------------------------------------------------------------
Industrial Conglomerates                                                    4.6
--------------------------------------------------------------------------------
Aerospace & Defense                                                         4.4
--------------------------------------------------------------------------------
Chemicals                                                                   4.0
--------------------------------------------------------------------------------
Household Products                                                          3.4

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Bank of America Corp.                                                       3.1%
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          3.0
--------------------------------------------------------------------------------
Wachovia Corp.                                                              3.0
--------------------------------------------------------------------------------
General Electric Co.                                                        2.9
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                         2.7
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             2.7
--------------------------------------------------------------------------------
Pfizer, Inc.                                                                2.7
--------------------------------------------------------------------------------
Chevron Corp.                                                               2.6
--------------------------------------------------------------------------------
Washington Mutual, Inc.                                                     2.4
--------------------------------------------------------------------------------
AT&T, Inc.                                                                  2.2

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on net assets.

--------------------------------------------------------------------------------


                      6 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------

SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                           20.5%
Industrials                          12.4
Consumer Staples                     11.9
Health Care                          11.2
Consumer Discretionary               10.2
Information Technology                9.9
Energy                                9.8
Telecommunication Services            6.1
Materials                             4.1
Utilities                             3.9

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2006, and are based on the total market value of common stocks.

--------------------------------------------------------------------------------


                      7 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS REPORTING PERIOD ENDED APRIL 30, 2006, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The Fund's performance during the reporting period, June 30, 2005 through April 30, 2006, lagged both the S&P 500 and the Russell 1000 benchmarks. As one can appreciate, launching a new mutual fund is never an easy endeavor. During a period like this, a combination of cash flows and the resulting portfolio turnover can wreak havoc on both absolute and relative performance. Even in a calm equity market this can create difficulties. However, since the public offering of the Oppenheimer Dividend Growth Fund back on July 8, 2005, the equity market has been anything but calm. We experienced record oil price spikes, political/military confrontations around the globe and a changing of the guard at the Federal Reserve Board.

      Despite this turbulence, we are satisfied that the Fund's overall performance remained fairly competitive during this initial start-up phase. Clearly, the better performing sectors were those with the most leverage to an expanding global economy such as energy and industrials. In the energy sector companies such as Marathon Oil Corp. and Amerada Hess Corp. saw significant jumps in profits, cash flow and stock prices due to the movement of oil toward $70 a barrel. Likewise, industrial names like United Technologies Corp. and defense contractor General Dynamics Corp. benefited from strong global demand for infrastructure products and the ongoing demand/need for helicopters and engines in the various military arenas around the world. We have exited our holdings in Amerada Hess.

      After years of using their homes like a giant ATM machine and faced with rising oil/interest rates, the U.S. consumer finally appears to be losing steam. This was reflected in the poor performance of both the consumer discretionary and consumer staples sectors of the marketplace. Companies like Wal-Mart Stores, Inc., Sysco Corp. and Home Depot, Inc., felt the most direct sting as people needed to spend more money on gasoline and had less to spend everywhere else. We have exited our positions in Wal-Mart and Home Depot. Although the overall composition of the Fund has not changed dramatically during the last ten months, we are continuing to increase our exposure toward the global and industrial parts of our economy. By that we mean we believe we are still in the early stages of a secular trend whereby the emerging economies and the markets of Brazil, Russia, India and China will dominate global growth on the margin. In response to that belief, we need to make sure the portfolio is positioned in companies that can effectively take advantage of the opportunities as they unfold.


                      8 | OPPENHEIMER DIVIDEND GROWTH FUND

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until April 30, 2006. In the case of class shares, A, B and C, performance is measured from the inception of the class on June 30, 2005, and in the case of Class N, August 12, 2005. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 1000 Index, a widely used measure of large-cap growth stock performance. It is an unmanaged index. Index performance is for illustrative purposes only and does not predict or depict the performance of the Fund. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                      9 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Dividend Growth Fund (Class A)
Russell 1000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Oppenheimer Dividend
                    Growth Fund             Russell
                     (Class A)             1000 Index
                ---------------------      ----------
06/30/2005             9,425                 10,000
07/31/2005             9,585                 10,289
10/31/2005             9,535                 10,125
01/31/2006             9,954                 10,928
04/30/2006            10,239                 11,427

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

Since Inception (6/30/05) 2.39%


                      10 | OPPENHEIMER DIVIDEND GROWTH FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Dividend Growth Fund (Class B)
Russell 1000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Oppenheimer Dividend
                     Growth Fund            Russell
                      (Class B)            1000 Index
                ---------------------      ----------
06/30/2005             10,000                10,000
07/31/2005             10,160                10,289
10/31/2005             10,093                10,125
01/31/2006             10,510                10,928
04/30/2006             10,288                11,427

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

Since Inception (6/30/05) 2.88%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 14 FOR FURTHER INFORMATION.


                      11 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Dividend Growth Fund (Class C)
Russell 1000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Oppenheimer Dividend
                     Growth Fund            Russell
                      (Class C)            1000 Index
                ---------------------      ----------
06/30/2005            10,000                10,000
07/31/2005            10,160                10,289
10/31/2005            10,093                10,125
01/31/2006            10,510                10,928
04/30/2006            10,687                11,427

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

Since Inception (6/30/05) 6.87%


                      12 | OPPENHEIMER DIVIDEND GROWTH FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Oppenheimer Dividend Growth Fund (Class N)
Russell 1000 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Oppenheimer Dividend
                     Growth Fund            Russell
                      (Class N)            1000 Index
                ---------------------      ----------
08/12/2005            10,000                10,000
10/31/2005             9,938                10,392
01/31/2006            10,359                12,044
04/30/2006            10,551                12,995

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 4/30/06

Since Inception (8/12/05) 5.51%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR); AND FOR CLASS C AND CLASS N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. SEE PAGE 14 FOR FURTHER INFORMATION.


                      13 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 7/8/05. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 7/8/05. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 7/8/05. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 8/12/05. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                      14 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                      15 | OPPENHEIMER DIVIDEND GROWTH FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                BEGINNING        ENDING         EXPENSES
                                ACCOUNT          ACCOUNT        PAID DURING
                                VALUE            VALUE          THE PERIOD ENDED
                                (11/1/05)        (4/30/06)      APRIL 30, 2006
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00        $1,073.80      $5.67
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00         1,019.34       5.52
--------------------------------------------------------------------------------
Class B Actual                   1,000.00         1,069.00       9.53
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00         1,015.62       9.29
--------------------------------------------------------------------------------
Class C Actual                   1,000.00         1,068.80       9.53
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00         1,015.62       9.29
--------------------------------------------------------------------------------
Class N Actual                   1,000.00         1,071.70       6.96
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00         1,018.10       6.78

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2006 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.10%
------------------------
Class B        1.85
------------------------
Class C        1.85
------------------------
Class N        1.35

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                      16 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  April 30, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--9.9%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
Yum! Brands, Inc.                                      12,200     $     630,496
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.9%
Fortune Brands, Inc.                                    8,600           690,580
--------------------------------------------------------------------------------
MEDIA--1.8%
McGraw-Hill Cos., Inc.
(The)                                                  11,400           634,524
--------------------------------------------------------------------------------
MULTILINE RETAIL--1.2%
Target Corp.                                            8,100           430,110
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.3%
Staples, Inc.                                          17,600           464,816
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.0%
Nike, Inc., Cl. B                                       8,800           720,192
--------------------------------------------------------------------------------
CONSUMER STAPLES--11.6%
--------------------------------------------------------------------------------
BEVERAGES--1.4%
PepsiCo, Inc.                                           8,400           489,216
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.8%
CVS Corp.                                              12,600           374,472
--------------------------------------------------------------------------------
Sysco Corp.                                            21,400           639,646
                                                                  --------------
                                                                      1,014,118

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Wm. Wrigley Jr. Co.                                     5,800           273,006
--------------------------------------------------------------------------------
Wm. Wrigley Jr. Co., Cl. B                              1,450            68,295
                                                                  --------------
                                                                        341,301

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--3.4%
Colgate-Palmolive Co.                                  12,000           709,440
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                                   9,000           523,890
                                                                  --------------
                                                                      1,233,330

--------------------------------------------------------------------------------
TOBACCO--3.0%
Altria Group, Inc.                                     14,800         1,082,768
--------------------------------------------------------------------------------
ENERGY--9.5%
--------------------------------------------------------------------------------
OIL & GAS--9.5%
Apache Corp. 1                                          6,600           468,864
--------------------------------------------------------------------------------
Chevron Corp.                                          15,600           951,912
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       8,300           523,564
--------------------------------------------------------------------------------
Kinder Morgan, Inc.                                    11,200           985,824

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Marathon Oil Corp.                                      6,400     $     507,904
                                                                  --------------
                                                                      3,438,068

--------------------------------------------------------------------------------
FINANCIALS--19.8%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.5%
Wachovia Corp.                                         17,900         1,071,315
--------------------------------------------------------------------------------
Washington Mutual,
Inc.                                                   19,500           878,670
--------------------------------------------------------------------------------
Wells Fargo & Co.                                      10,800           741,852
                                                                  --------------

                                                                      2,691,837

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--11.1%
American Express Co.                                   10,000           538,100
--------------------------------------------------------------------------------
Bank of America
Corp.                                                  22,100         1,103,232
--------------------------------------------------------------------------------
Chicago Mercantile
Exchange (The)                                          1,000           458,000
--------------------------------------------------------------------------------
Citigroup, Inc.                                        19,500           974,025
--------------------------------------------------------------------------------
Legg Mason, Inc. 1                                      4,000           473,920
--------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc. 1                                        3,100           468,565
                                                                  --------------
                                                                      4,015,842

--------------------------------------------------------------------------------
INSURANCE--1.2%
Chubb Corp.                                             8,400           432,936
--------------------------------------------------------------------------------
HEALTH CARE--10.9%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.3%
Wyeth                                                   9,900           481,833
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.6%
Bard (C.R.), Inc.                                       6,600           491,436
--------------------------------------------------------------------------------
Medtronic, Inc.                                         8,600           431,032
                                                                  --------------
                                                                        922,468

--------------------------------------------------------------------------------
PHARMACEUTICALS--7.0%
Abbott Laboratories                                    11,500           491,510
--------------------------------------------------------------------------------
Eli Lilly & Co.                                        11,700           619,164
--------------------------------------------------------------------------------
Johnson & Johnson                                       7,700           451,297
--------------------------------------------------------------------------------
Pfizer, Inc.                                           38,100           965,073
                                                                  --------------

                                                                      2,527,044


                      17 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--12.0%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.4%
General Dynamics
Corp.                                                   7,700     $     505,274
--------------------------------------------------------------------------------
Rockwell Collins, Inc.                                  7,500           429,000
--------------------------------------------------------------------------------
United Technologies
Corp.                                                  10,700           672,067
                                                                  --------------
                                                                      1,606,341

--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.5%
FedEx Corp.                                             4,600           529,598
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.6%
General Electric Co.                                   30,400         1,051,536
--------------------------------------------------------------------------------
Textron, Inc.                                           6,700           602,665
                                                                  --------------
                                                                      1,654,201

--------------------------------------------------------------------------------
ROAD & RAIL--1.5%
Norfolk Southern
Corp.                                                   9,900           534,600
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.6%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.2%
QUALCOMM, Inc.                                          8,600           441,524
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
International Business
Machines Corp.                                          6,100           502,274
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.1%
Linear Technology
Corp.                                                  13,900           493,450
--------------------------------------------------------------------------------
Maxim Integrated
Products, Inc.                                         17,900           631,154
--------------------------------------------------------------------------------
Microchip Technology,
Inc.                                                   19,100           711,666
                                                                  --------------
                                                                      1,836,270

--------------------------------------------------------------------------------
SOFTWARE--1.9%
Microsoft Corp.                                        28,200           681,030
--------------------------------------------------------------------------------
MATERIALS--4.0%
--------------------------------------------------------------------------------
CHEMICALS--4.0%
Air Products &
Chemicals, Inc.                                        10,000           685,200
--------------------------------------------------------------------------------
Monsanto Co.                                            4,800           400,320
--------------------------------------------------------------------------------
Praxair, Inc.                                           6,300           353,619
                                                                  --------------
                                                                      1,439,139

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.0%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--6.0%
AT&T, Inc.                                             30,600     $     802,026
--------------------------------------------------------------------------------
BellSouth Corp.                                        16,000           540,480
--------------------------------------------------------------------------------
Verizon
Communications, Inc.                                   24,200           799,326
                                                                  --------------
                                                                      2,141,832

--------------------------------------------------------------------------------
UTILITIES--3.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
Exelon Corp.                                            6,300           340,200
--------------------------------------------------------------------------------
PPL Corp.                                              11,600           336,864
                                                                  --------------
                                                                        677,064

--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.8%
SCANA Corp.                                            17,100           669,294

Total Common Stocks
(Cost $33,634,619)                                                   34,954,646

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.1%
--------------------------------------------------------------------------------
Undivided interest of 0.16% in joint
repurchase agreement (Principal
Amount/Value $912,364,000,
with a maturity value of
$912,721,343) with UBS
Warburg LLC, 4.70%, dated
4/28/06, to be repurchased
at $1,464,573 on 5/1/06,
collateralized by Federal
National Mortgage Assn.,
5%, 3/1/34, with a value
of $933,734,744
(Cost $1,464,000)                                 $ 1,464,000         1,464,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $35,098,619)                                      101.1%       36,418,646
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (1.1)         (400,030)
                                                  ------------------------------
NET ASSETS                                              100.0%    $  36,018,616
                                                  ==============================


                      18 | OPPENHEIMER DIVIDEND GROWTH FUND

FOOTNOTE TO STATEMENT OF INVESTMENTS

1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                             CONTRACTS    EXPIRATION   EXERCISE    PREMIUM         VALUE
                       SUBJECT TO CALL         DATES      PRICE   RECEIVED    SEE NOTE 5
----------------------------------------------------------------------------------------
Apache Corp.                        33       5/22/06    $ 75.00   $  1,617       $ 2,640
Legg Mason, Inc.                    20       5/22/06     135.00      1,480           100
Lehman Brothers Holdings, Inc.      16       5/22/06      65.00        784           560
                                                                  ----------------------
                                                                  $  3,881       $ 3,300
                                                                  ======================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      19 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value (cost $35,098,619)--see accompanying
statement of investments                                          $  36,418,646
--------------------------------------------------------------------------------
Cash                                                                      7,290
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                        706,457
Shares of beneficial interest sold                                      246,035
Interest and dividends                                                   62,602
Other                                                                     2,836
                                                                  --------------
Total assets                                                         37,443,866

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Options written, at value (premiums received $3,881)--
see accompanying statement of investments                                 3,300
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                 1,291,338
Shares of beneficial interest redeemed                                   90,445
Shareholder communications                                                9,234
Distribution and service plan fees                                        6,738
Transfer and shareholder servicing agent fees                             3,121
Trustees' compensation                                                      526
Other                                                                    20,548
                                                                  --------------
Total liabilities                                                     1,425,250

--------------------------------------------------------------------------------
NET ASSETS                                                        $  36,018,616
                                                                  ==============

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                        $       3,345
--------------------------------------------------------------------------------
Additional paid-in capital                                           34,579,601
--------------------------------------------------------------------------------
Accumulated net investment income                                        31,845
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                             83,217
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                            1,320,608
                                                                  --------------
NET ASSETS                                                        $  36,018,616
                                                                  ==============


                      20 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $24,587,432 and 2,281,470 shares of beneficial interest outstanding)        $10.78
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                    $11.44
--------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $4,523,063 and 421,049 shares of beneficial interest outstanding)           $10.74
--------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $6,336,963 and 589,811 shares of beneficial interest outstanding)           $10.74
--------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $571,158 and 53,033 shares of beneficial interest outstanding)              $10.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      21 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF OPERATIONS  For the Period Ended April 30, 2006 1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                         $     327,170
--------------------------------------------------------------------------------
Interest                                                                 32,108
                                                                  --------------
Total investment income                                                 359,278

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                          93,848
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                  22,031
Class B                                                                  15,068
Class C                                                                  22,520
Class N                                                                   1,155
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                   9,610
Class B                                                                   2,325
Class C                                                                   2,848
Class N                                                                     238
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  11,751
Class B                                                                   2,687
Class C                                                                   3,614
Class N                                                                     437
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              18,192
--------------------------------------------------------------------------------
Trustees' compensation                                                      695
--------------------------------------------------------------------------------
Custodian fees and expenses                                                 441
--------------------------------------------------------------------------------
Other                                                                     6,270
                                                                  --------------
Total expenses                                                          213,730
Less reduction to custodian expenses                                       (341)
Less waivers and reimbursements of expenses                             (24,557)
                                                                  --------------
Net expenses                                                            188,832

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   170,446


                      22 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)             $      46,901
Closing and expiration of option contracts written                       55,395
                                                                  --------------
Net realized gain                                                       102,296
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                           1,320,027
Option contracts                                                            581
                                                                  --------------
Net change in unrealized appreciation                                 1,320,608

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   1,593,350
                                                                  ==============

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006 for Class A, B and C, and for the period from August 12, 2005 (inception of offering) to April 30, 2006 for Class N.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      23 | OPPENHEIMER DIVIDEND GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30,                                                  2006 1
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                                            $     170,446
--------------------------------------------------------------------------------
Net realized gain                                                      102,296
--------------------------------------------------------------------------------
Net change in unrealized appreciation                                1,320,608
                                                                 ---------------
Net increase in net assets resulting from operations                 1,593,350

--------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                               (116,703)
Class B                                                                 (9,326)
Class C                                                                (12,893)
Class N                                                                 (2,360)
--------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                 (4,551)
Class B                                                                   (540)
Class C                                                                   (991)
Class N                                                                   (135)

--------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial
interest transactions:
Class A                                                             23,457,918
Class B                                                              4,368,958
Class C                                                              6,099,346
Class N                                                                544,543

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Total increase                                                      35,916,616
--------------------------------------------------------------------------------
Beginning of period                                                    102,000 2
                                                                 ---------------

End of period (including accumulated net investment income
of $31,845 for the period ended April 30, 2006)                  $  36,018,616
                                                                 ===============

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006 for Class A, B and C, and for the period from August 12, 2005 (inception of offering) to April 30, 2006 for Class N.

2. Reflects the value of the Manager's initial seed money investment on May 4, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      24 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         CLASS A       CLASS B
PERIOD ENDED APRIL 30,                                    2006 1        2006 1
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $    10.00    $    10.00
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .12           .06
Net realized and unrealized gain                             .74           .72
                                                      --------------------------
Total from investment operations                             .86           .78
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.08)         (.04)
Distributions from net realized gain                          -- 3          -- 3
                                                      --------------------------
Total dividends and/or distributions to shareholders        (.08)         (.04)
--------------------------------------------------------------------------------
Net asset value, end of period                        $    10.78    $    10.74
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                          8.64%         7.88%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $   24,588    $    4,523
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $   12,907    $    1,867
--------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                       1.34%         0.61%
Total expenses                                              1.21%         2.07%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         1.07%         1.80%
--------------------------------------------------------------------------------
Portfolio turnover rate                                       46%           46%

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      25 | OPPENHEIMER DIVIDEND GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                         CLASS C       CLASS N
PERIOD ENDED APRIL 30,                                    2006 1        2006 2
--------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------
Net asset value, beginning of period                  $    10.00    $    10.18
--------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 3                                      .07           .08
Net realized and unrealized gain                             .71           .58
                                                      --------------------------
Total from investment operations                             .78           .66
--------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.04)         (.07)
Distributions from net realized gain                          -- 4          -- 4
                                                      --------------------------
Total dividends and/or distributions to shareholders        (.04)         (.07)
--------------------------------------------------------------------------------

Net asset value, end of period                        $    10.74    $    10.77
                                                      ==========================

--------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 5                          7.87%         6.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in thousands)              $    6,337    $      571
--------------------------------------------------------------------------------
Average net assets (in thousands)                     $    2,789    $      326
--------------------------------------------------------------------------------
Ratios to average net assets: 6
Net investment income                                       0.61%         1.11%
Total expenses                                              2.03%         1.57%
Expenses after waivers and reimbursements
and reduction to custodian expenses                         1.80%         1.35%
--------------------------------------------------------------------------------
Portfolio turnover rate                                       46%           46%

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006.

2. For the period from August 12, 2005 (inception of offering) to April 30,
2006.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

6. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      26 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Dividend Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek to maximize total return through both capital appreciation and income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose


                      27 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED     UNDISTRIBUTED         ACCUMULATED      OTHER INVESTMENTS
      NET INVESTMENT        LONG-TERM                LOSS     FOR FEDERAL INCOME
      INCOME                     GAIN    CARRYFORWARD 1,2           TAX PURPOSES
      --------------------------------------------------------------------------
      $121,037                    $--                $449             $1,315,602

1. The Fund had $449 of straddle losses which were deferred.

2. During the period ended April 30, 2006, the Fund did not have any capital loss carryforward.


                      28 | OPPENHEIMER DIVIDEND GROWTH FUND

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for April 30, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                INCREASE TO         REDUCTION TO
                                ACCUMULATED      ACCUMULATED NET
           INCREASE TO       NET INVESTMENT        REALIZED GAIN
           PAID-IN CAPITAL           INCOME     ON INVESTMENTS 3
           -----------------------------------------------------
           $10,181                   $2,681              $12,862

3. $12,862 was distributed in connection with Fund share redemption.

The tax character of distributions paid during the period ended April 30, 2006 was as follows:

                                                    PERIOD ENDED
                                                APRIL 30, 2006 4
           -----------------------------------------------------
           Distributions paid from:
           Ordinary income                              $147,499

4. For the period from June 30, 2005 (commencement of operations) to April 30, 2006.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities           $ 35,103,625
           Federal tax cost of other investments          (3,881)
                                                    ------------
           Total federal tax cost                   $ 35,099,744
                                                    ============

           Gross unrealized appreciation            $  1,732,088
           Gross unrealized depreciation                (416,486)
                                                    ------------
           Net unrealized appreciation              $  1,315,602
                                                    ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the period ended April 30, 2006, the Fund's projected benefit obligations were increased by $495 and payments of $24 were made to retired trustees, resulting in an accumulated liability of $471 as of April 30, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining


                      29 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. At April 30, 2006, the Fund had $288 of such earnings on cash balances available to offset future custodian fees or interest expenses incurred during the next fiscal year.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                      30 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                PERIOD ENDED APRIL 30, 2006 1,2
                                                   SHARES                AMOUNT
--------------------------------------------------------------------------------
CLASS A
Sold                                            2,615,563         $  27,092,408
Dividends and/or distributions reinvested           9,483               100,345
Redeemed                                         (353,576)           (3,734,835)
                                              ----------------------------------
Net increase                                    2,271,470         $  23,457,918
                                              ==================================

--------------------------------------------------------------------------------
CLASS B
Sold                                              480,367         $   4,995,959
Dividends and/or distributions reinvested             821                 8,680
Redeemed                                          (60,239)             (635,681)
                                              ----------------------------------
Net increase                                      420,949         $   4,368,958
                                              ==================================

--------------------------------------------------------------------------------
CLASS C
Sold                                              605,594         $   6,267,633
Dividends and/or distributions reinvested           1,043                11,004
Redeemed                                          (16,926)             (179,291)
                                              ----------------------------------
Net increase                                      589,711         $   6,099,346
                                              ==================================

--------------------------------------------------------------------------------
CLASS N
Sold                                               55,785         $     573,148
Dividends and/or distributions reinvested             235                 2,488
Redeemed                                           (2,987)              (31,093)
                                              ----------------------------------
Net increase                                       53,033         $     544,543
                                              ==================================

1. For the period from June 30, 2005 (commencement of operations) to April 30, 2006, for Class A, B and C, and for the period from August 12, 2005 (inception of offering) to April 30, 2006 for Class N.

2. The Fund sold 10,000 Class A shares at a value of $100,000 and 100 shares of each Class B and Class C at a value of $1,000, respectively, to the Manager upon seeding of the Fund on May 4, 2005.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended April 30, 2006, were as follows:

                                       PURCHASES              SALES
           --------------------------------------------------------
           Investment securities     $42,006,813         $8,404,944


                      31 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

                     FEE SCHEDULE
                     ------------------------------------------
                     Up to $200 million of net assets    0.650%
                     Next $200 million of net assets     0.625
                     Next $200 million of net assets     0.600
                     Next $200 million of net assets     0.575
                     Next $200 million of net assets     0.550
                     Over $1.0 billion of net assets     0.500

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended April 30, 2006, the Fund paid $11,879 to OFS for services to the Fund.

--------------------------------------------------------------------------------
OFFERING AND ORGANIZATIONAL COSTS. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of


                      32 | OPPENHEIMER DIVIDEND GROWTH FUND
such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2006 for Class B, Class C and Class N shares were $59,575, $51,356 and $5,624, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                      CLASS A          CLASS B          CLASS C         CLASS N
                      CLASS A      CONTINGENT       CONTINGENT       CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED         DEFERRED         DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES    SALES CHARGES    SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY      RETAINED BY      RETAINED BY     RETAINED BY
PERIOD ENDED      DISTRIBUTOR     DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR     DISTRIBUTOR
------------------------------------------------------------------------------------------------
April 30, 2006        $88,151             $--             $298             $172             $83

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that total expenses will not exceed 1.10% for Class A shares, 1.85% for Class B and Class C shares and 1.35% for Class N shares. During the period ended April 30, 2006, the Manager reimbursed the Fund $14,547, $4,120, $5,370 and $499 for Class A, Class B, Class C and Class N shares, respectively. That voluntary undertaking may be revised or terminated by the Manager at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the period ended April 30, 2006, OFS waived $6, $7 and $8 for Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase


                      33 | OPPENHEIMER DIVIDEND GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. OPTION ACTIVITY Continued

cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended April 30, 2006 was as follows:

                                                                            CALL OPTIONS
                                               ------------------------------------------
                                               NUMBER OF CONTRACTS    AMOUNT OF PREMIUMS
      -----------------------------------------------------------------------------------
      Options outstanding as of
      June 30, 2005                                             --             $      --
      Options written                                        1,438                74,864
      Options closed or expired                             (1,134)              (56,832)
      Options exercised                                       (235)              (14,151)
                                               ------------------------------------------
      Options outstanding as of April 30, 2006                  69             $   3,881
                                               ==========================================

--------------------------------------------------------------------------------
6. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

At a meeting held on December 14, 2005, the Board of Trustees of the Fund appointed KPMG LLP as the independent registered public accounting firm to the Fund to replace the firm of Ernst & Young LLP, who were dismissed as the independent registered public accounting firm to the Fund. This change in the Fund's auditors was approved by the Fund's audit committee and ratified by the Fund's independent Trustees.

      The report of Ernst & Young LLP on the Fund's statement of assets and liabilities as of May 4, 2005, contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principle.

      The Fund commenced operations on June 30, 2005. During the period May 4, 2005 through December 14, 2005, there were no disagreements with Ernst & Young LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of Ernst & Young LLP, would have caused Ernst & Young LLP to make reference to the matter in their report.


                      34 | OPPENHEIMER DIVIDEND GROWTH FUND

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.


                      35 | OPPENHEIMER DIVIDEND GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER DIVIDEND GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Dividend Growth Fund, including the statement of investments, as of April 30, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period June 30, 2005 (commencement of operations) to April 30, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Dividend Growth Fund as of April 30, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the period June 30, 2005 (commencement of operations) to April 30, 2006, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
June 15, 2006


                      36 | OPPENHEIMER DIVIDEND GROWTH FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended April 30, 2006 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended April 30, 2006 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $311,373 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2006, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended April 30, 2006, $15,519 or 10.98% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $107,751 or 100% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      37 | OPPENHEIMER DIVIDEND GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      38 | OPPENHEIMER DIVIDEND GROWTH FUND

TRUSTEES AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE  PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE     HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN

INDEPENDENT                      THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                         COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                 HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,              Director of American Commercial Lines (barge company) (since January 2005);
Chairman of the Board            Attorney at Hogan & Hartson (law firm) (since June 1993); Director of Covanta
of Trustees (since 2005),        Holding Corp. (waste-to-energy company) (since 2002); Director of Weyerhaeuser
Trustee (since 2005)             Corp. (1999-April 2004); Director of Caterpillar, Inc. (1993-December 2002);
Age: 75                          Director of ConAgra Foods (1993-2001); Director of Texas Instruments (1993-
                                 2001); Director of FMC Corporation (1993-2001). Oversees 38 portfolios in the
                                 OppenheimerFunds complex.

MATTHEW P. FINK,                 Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)             (since 2005); Director of ICI Education Foundation (education foundation) (since
Age: 65                          October 1991); President of the Investment Company Institute (trade association)
                                 (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                 A director or trustee of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 2005)             OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,            Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 2005)             Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 67                          Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equip-
                                 ment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation
                                 (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                 American Philosophical Society (since 1996); Trustee of Woodward Academy (since
                                 1983); Foreign Associate of Third World Academy of Sciences; Director of the
                                 Institute for Advanced Study (1991-2004); Director of Bankers Trust New York
                                 Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 38
                                 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                  Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2005)             and Senior Vice President and General Auditor of American Express Company
Age: 63                          (financial services company) (July 1998-February 2003). Oversees 38 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                  Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2005)             (since 2002); Managing Director of Carmona Motley, Inc. (privately-held finan-
Age: 53                          cial adviser) (since January 2002); Managing Director of Carmona Motley Hoffman
                                 Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, the
                                 Investment Committee of the Episcopal Church of America, the Investment Committee
                                 and Board of Human Rights Watch and the Investment Committee of Historic Hudson
                                 Valley. Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,              Director of Dominion Resources, Inc. (electric utility holding company) (February
Trustee (since 2005)             1972-October 2005); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                          trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumberman's
                                 Mutual Casualty Company, American Motorists


                      39 | OPPENHEIMER DIVIDEND GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KENNETH A. RANDALL,              Insurance Company and American Manufacturers Mutual Insurance Company; Former
Continued                        President and Chief Executive Officer of The Conference Board, Inc.
                                 (international economic and business research). Oversees 38 portfolios in the
                                 OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,        Chairman of The Directorship Search Group, Inc. (corporate governance consult-
Trustee (since 2005)             ing and executive recruiting) (since 1993); Life Trustee of International House
Age: 74                          (non-profit educational organization); Founder, Chairman and Chief Executive
                                 Officer of Russell Reynolds Associates, Inc. (1969-1993); Banker at J.P. Morgan &
                                 Co. (1958-1966); 1st Lt. Strategic Air Command, U.S. Air Force (1954-1958).
                                 Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)             Cathco (since 1996); Director of Lakes Environmental Association (since 1996);
Age: 65                          Member of the Investment Committee of the Associated Jewish Charities of
                                 Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994- December
                                 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                   President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)             company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 58                          Company, Inc. (soda ash processing and production) (since 1996); Vice President of Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                 Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and
                                 Director of PacifiCorp. (electric utility) (1995-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

BRIAN F. WRUBLE,                 General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Trustee (since 2005)             Director of Special Value Opportunities Fund, LLC (registered investment com-
Age: 63                          pany) (since September 2004); Member of Zurich Financial Investment Advisory
                                 Board (insurance) (since October 2004); Board of Governing Trustees of The
                                 Jackson Laboratory (non-profit) (since August 1990); Trustee of the Institute for
                                 Advanced Study (non-profit educational institute) (since May 1992); Special
                                 Limited Partner of Odyssey Investment Partners, LLC (private equity investment)
                                 (January 1999-September 2004); Trustee of Research Foundation of AIMR (2000-
                                 2002) (investment research, non-profit); Governor, Jerome Levy Economics
                                 Institute of Bard College (August 1990-September 2001) (economics research);
                                 Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm).
                                 Oversees 48 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE               THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                      FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                 INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS
                                 AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                 REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                 OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                  Chairman, Chief Executive Officer and Director (since June 2001) and President
Trustee, President and           (since September 2000) of the Manager; President and a director or trustee of
Principal Executive Officer      other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp.
(since 2005)                     ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
Age: 56                          Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
                                 Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
                                 November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                 Shareholder Financial Services, Inc. (transfer agent subsidiaries of the


                      40 | OPPENHEIMER DIVIDEND GROWTH FUND

JOHN V. MURPHY,                  Manager) (since July 2001); President and Director of OppenheimerFunds Legacy
Continued                        Program (charitable trust program established by the Manager) (since July 2001);
                                 Director of the following investment advisory subsidiaries of the Manager: OFI
                                 Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                 Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                 (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                 Investments, Inc. (since July 2001); President (since November 1, 2001) and
                                 Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive
                                 Vice President of Massachusetts Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                 Investment Company Institute's Board of Governors (since October 3, 2003); Chief
                                 Operating Officer of the Manager (September 2000-June 2001); President and
                                 Trustee of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (Novem- ber 1999-November 2001); Director of C.M. Life
                                 Insurance Company (September 1999-August 2000); President, Chief Executive
                                 Officer and Director of MML Bay State Life Insurance Company (September
                                 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                 (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees
                                 86 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------
OFFICERS                         THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS
                                 MCCARTHY, HIGGINS AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
                                 YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY AND WIXTED, 6803 S. TUCSON WAY,
                                 CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR
                                 UNTIL HIS OR HER RESIGNATION, RETIREMENT DEATH OR REMOVAL.

NEIL M. MCCARTHY,                Vice President of the Manager (since September 2003); Chairman and Chief
Vice President and Portfolio     Investment Officer of OFI Institutional Asset Management, Inc.'s (OFIIAMI) Growth
Manager (since 2005)             Equity Team's Investment Policy and Strategy Committee since (September 2003) and
Age: 48                          is a portfolio manager of other portfolios in the OppenheimerFunds complex.
                                 Formerly, Chief Executive Officer and Chief Investment Officer (April
                                 1988-September 2003) of Windham Capital Management, a firm he co-founded in 1988.

JOSEPH R. HIGGINS,               Vice President of the Manager (since May 2004); member of the OFIIAMI's Growth
Vice President and Portfolio     Equity Team's Investment Policy and Strategy Committee (since May 2004) and is a
Manager (since 2005)             portfolio manager of other portfolios in the OppenheimerFunds complex. Formerly,
Age: 45                          Vice President (1991-2003), Assistant Vice President (1988-1991) and equity portfolio manager (1993-2003) for Swiss Re Asset Management, Inc.

MARK S. VANDEHEY,                Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief         2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer               Management Corporation and Shareholder Services, Inc. (since June 1983). Former
(since 2005)                     Vice President and Director of Internal Audit of the Manager (1997-February
Age: 55                          2004). An officer of 86 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                 Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal          of the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting         Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 2005)             Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 46                          Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                 (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                 Management, Inc. (since Novem- ber 2000), and OppenheimerFunds Legacy Program
                                 (charitable trust program


                      41 | OPPENHEIMER DIVIDEND GROWTH FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                 established by the Manager) (since June 2003); Treasurer and Chief Financial
Continued                        Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May
                                 2000); Assistant Treasurer of the following: OAC (since March 1999),Centennial
                                 Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds
                                 Legacy Program (April 2000-June 2003); Principal and Chief Operating Officer of
                                 Bankers Trust Company-Mutual Fund Services Division (March 1995-March 1999). An
                                 officer of 86 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                  Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2005)           2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 57                          December 2001); General Counsel of Centennial Asset Management Corporation (since
                                 December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                 Management Corporation (since December 2001); Secretary and General Counsel of
                                 OAC (since November 2001); Assistant Secretary (since September 1997) and
                                 Director (since November 2001) of OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                 Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                 Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                 Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                 of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                 Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                 President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                 November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                 (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                 2001) of the Manager; Assistant Secretary of the following: Shareholder Services,
                                 Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                 1989-November 2001), and OppenheimerFunds International Ltd. (September
                                 1997-November 2001). An officer of 86 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                      42 | OPPENHEIMER DIVIDEND GROWTH FUND



ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether



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through the type of specialized education or experience described in that
Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $13,000 in fiscal 2006 and no such fees in fiscal 2005.

(b)      Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 for fiscal year 2006 and no such fees for fiscal year 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  internal control reviews

(c)      Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2006 and no such fees for fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include:  Preparation of Form 5500.

 (d)     All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees for the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during fiscal 2006 and $115,000 during fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

         The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

         Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

         (2) 100%

(f)      Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2006 and $115,000 fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.




ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


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ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

         o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

         o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

         o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

         o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

         The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)      (1) Exhibit attached hereto.

         (2) Exhibits attached hereto.

         (3) Not applicable.

(b)      Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Dividend Growth Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: June 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: June 15, 2006

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 15, 2006